Leasing Arrangements (Tables)	12 Months Ended
Jan. 02, 2016
Summit Materials, LLC [Member]
Minimum Contractual Commitments for the Subsequent Five Years under Long-Term Operating Leases

Minimum contractual commitments for the subsequent five years under long-term operating leases and under royalty agreements are as follows:

	Operating Leases	Royalty Agreements
2016	$6,280	$3,963
2017	5,050	4,828
2018	3,609	4,438
2019	2,915	4,085
2020	2,031	3,871